SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	6 Months Ended
Jun. 30, 2025
Investment Property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Right Of Use Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years